Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Ireland's statutory income tax rate	12.50%	12.50%	12.50%
Deferred tax asset	$ 24,741,000	$ 16,740,000	$ 17,551,000
Deferred tax asset Non-Current	10,076,000	10,028,000
Deferred tax liability	21,581,000	15,907,000	14,475,000
Deferred tax liability Non current	20,395,000	13,862,000
Deferred tax liability unrecognized for the undistributed earnings of foreign subsidiaries	0	0	0
Total unrecognized tax benefits net of potential benefits	6,500,000	8,100,000	15,400,000
Valuation allowance for deferred tax assets	16,445,000	12,290,000	10,411,000
Net change in the total valuation allowance	4,100,000	1,900,000
Interest and penalties recognized as an expense	400,000	1,800,000
Total accrued interest and penalties		1,200,000	1,700,000
Tax Jurisdiction Description	In the United States tax periods open to audit include the years ended December 31, 2008 December 31, 2009 December 31, 2010 and December 31, 2011. In Ireland tax periods open to audit include the years ended December 31, 2007, December 31, 2008, December 31, 2009, December 31, 2010 and December 31, 2011. During such audits, local tax authorities may challenge the positions taken by us in tax returns.
Foreign Country
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Non-U.S subsidiaries Operating loss carry forwards for income tax	83,100,000	43,300,000
Additional operating loss carry forward	5,600,000
Expiration period	Expire between 2012 and 2014
Central Laboratory
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Expiration period	Expire between 2012 and 2031
U.S. Federal net operating loss carry forwards currently available for offset	3,900,000
State net operating loss carry forwards carry forwards currently available for offset	12,100,000
Operating Loss Carry forwards Limitation Per Year	113,000
Limitation description	Due to the subsidiary experiencing a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.
Alternative minimum tax credit carry forwards	300,000
Business credit carry forwards that are available to offset	300,000
Central Laboratory | Internal Revenue Service (IRS)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	4,900,000
State net operating loss carry forwards remaining	1,000,000
Central Laboratory | State
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	13,084,000
State net operating loss carry forwards remaining	1,000,000
Clinical Research
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Alternative minimum tax credit carry forwards	100,000
Tax credit carry forwards expiration period	Begin to expire in 2012
Clinical Research | State
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	1,235,000
Expiration period	Expire between 2020 and 2031
Oxford Outcomes Limited
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Expiration period	Expire between 2030 and 2032
Oxford Outcomes Limited | Internal Revenue Service (IRS)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	800,000
Oxford Outcomes Limited | State
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	$ 900,000
Ireland
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Ireland's statutory income tax rate	12.50%